Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis	The following table summarizes the liabilities measured at fair value on a recurring basis:
	2023
	Level 1	Level 2	Level 3
	Warrant Liability	Marketable Securities	Contingent Consideration
December 31, 2022	$10,062,500	$1,100,000	$—
Recognized in the Callin acquisition	—	—	3,491,741
Change in fair value	(2,365,895)	35,200	(1,922,381)
December 31, 2023	$7,696,605	$1,135,200	$1,569,360
	2022
	Level 1	Level 2	Level 3
	Warrant Liability	Marketable Securities	Contingent Consideration
December 31, 2021	$—	$—	$—
Issued term deposits	—	1,100,000	—
Issued in the Qualifying Transaction	31,073,000	—	—
Change in fair value	(21,010,500)	—	—
December 31, 2022	$10,062,500	$1,100,000	$—